Goodwill (Goodwill Rollforward) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Roll Forward]
Beginning balance	$ 685,310
Final purchase price adjustment	0	$ 0	$ (9,600)
Ending balance	$ 685,310	$ 685,310